Segment Reporting	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 17 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products or services. Based on management’s assessment, the Company has determined that it has four operating segments as defined by ASC 280, including machinery and equipment, construction material, municipal construction projects, and technology consulting and other services.

Construction material segment manufactures and sells eco-friendly construction material. Machinery and equipment segment manufactures and sells machinery and equipment used to manufacture construction material. Construction service segment generates revenue from contracting municipal construction projects. Technological consulting service segment generates revenue from providing environmental-protection related consulting services to customers.

The following table presents summary information by segment for the years ended December 31, 2018, 2017 and 2016, respectively:

	For the year ended December 31, 2018
	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Technological consulting and other services	Total
Revenues	$17,453,324	$18,805,539	$720,191	$590,808	$37,569,862
Cost of goods sold	8,050,742	11,600,016	537,076	180,505	20,368,339
Gross profit	9,402,582	7,205,523	183,115	410,303	17,201,523
Interest expense and charges	478,515	583,123	329	3,320	1,065,287
Depreciation and amortization	212,819	1,508,016	13,420	-	1,734,255
Capital expenditures	242,077	9,033,608	-	-	9,275,685
Income tax expenses	294,283	1,283,697	1,675	800	1,580,455
Segment profit (loss)	2,687,222	3,613,721	(68,077)	(1,665,184)	4,567,682
Segment assets as of December 31, 2018	$21,156,682	$59,083,126	$716,909	$893,878	$81,850,595

	For the year ended December 31, 2017
	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Technological consulting and other services	Total
Revenues	$14,484,853	$19,455,800	$250,422	$1,359,941	$35,551,016
Cost of goods sold	6,735,906	10,368,972	160,324	432,084	17,697,286
Gross profit	7,748,947	9,086,828	90,098	927,857	17,853,730
Interest expense and charges	410,214	601,141	370	1,235	1,012,960
Depreciation and amortization	207,651	1,359,088	-	-	1,566,739
Capital expenditures	107,577	4,500,485	30,941	-	4,639,003
Income tax expenses	1,030,904	1,486,371	-	242,805	2,760,080
Segment profit (loss)	3,335,076	4,395,629	(82,323)	(1,001,597)	6,646,785
Segment assets as of December 31, 2017	$10,899,522	$60,000,714	$567,030	$9,664,563	$81,131,829

	For the year ended December 31, 2016
	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Technological consulting and other services	Total
Revenues	$13,166,604	$18,424,613	$-	$833,052	$32,424,269
Cost of goods sold	5,456,102	12,400,372	-	514,754	18,371,228
Gross profit	7,710,502	6,024,241	-	318,298	14,053,041
Interest expense and charges	650,727	795,833	282	3,547	1,450,389
Depreciation and amortization	189,404	1,170,605	1,251	-	1,361,260
Capital expenditures	87,267	9,284,800	-	-	9,372,067
Income tax expenses	945,186	967,221	-	39,949	1,952,356
Segment profit	3,125,268	2,830,950	(901,145)	(551,993)	4,503,080
Segment assets as of December 31, 2016	$12,870,817	$47,829,971	$(186,139)	$2,146,350	$62,660,999